Loans portfolio (Tables) - Loans	12 Months Ended
Dec. 31, 2017
Financial investments
Schedule of amounts included in the statement of financial position

	2017				2016
	Mortgage loans*	Policy loans**	Other loans†	Total	Mortgage loans*	Policy loans**	Other loans†	Total

	£m	£m	£m	£m	£m	£m	£m	£m
Asia
With-profits	—	613	112	725	—	577	113	690
Non-linked shareholder-backed	177	216	199	592	179	226	208	613
US
Non-linked shareholder-backed	6,236	3,394	—	9,630	6,055	3,680	—	9,735
UK and Europe
With-profits	2,441	4	1,823	4,268	668	6	1,218	1,892
Non-linked shareholder-backed	1,681	—	37	1,718	1,642	—	38	1,680
Other operations	—	—	109	109	—	—	563	563

Total loans securities	10,535	4,227	2,280	17,042	8,544	4,489	2,140	15,173

*	All mortgage loans are secured by properties.
**

In the US £2,512 million (2016: £2,672 million) policy loans are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

†

Other loans held in UK with-profits funds are commercial loans and comprise mainly syndicated loans. The majority of other loans in shareholder-backed business in Asia are commercial loans held by the Malaysia operation and which are all investment graded by two local rating agencies.

Unallocated to a segment (other operations)
Financial investments
Schedule of loans by internal ratings

	2017	2016

	£m	£m
Loans and receivables internal ratings:
AA+ to AA–	14	29
A+ to A–	—	100
BBB+ to BBB–	—	248
BB+ to BB–	95	185
B and other	—	1

Total	109	563